UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02661
Name of Fund:
BlackRock Funds VII, Inc.
BlackRock Sustainable Emerging Markets Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds VII, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Sustainable Emerging Markets Equity Fund
Institutional Shares | MAPCX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.86%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.81%	18.14%	1.71%	2.61%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%
The Fund’s returns shown prior to October 31, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Emerging Markets Equity Fund
Institutional Shares | MAPCX
Semi-Annual Shareholder Report — October 31, 2024
MAPCX-10/24-SAR

BlackRock Sustainable Emerging Markets Equity Fund
Investor A Shares | MDPCX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$58	1.11%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	8.71%	17.81%	1.45%	2.36%
Investor A Shares (with sales charge)	3.00	11.62	0.36	1.81
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to October 31, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon Fund, Inc.
On October 28, 2021, the Fund’s issued and outstanding Investor C Shares converted into Investor A Shares with the same relative aggregate net asset value.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Emerging Markets Equity Fund
Investor A Shares | MDPCX
Semi-Annual Shareholder Report — October 31, 2024
MDPCX-10/24-SAR

BlackRock Sustainable Emerging Markets Equity Fund
Class K Shares | MPCKX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$43	0.81%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.84%	18.13%	1.74%	2.63%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%
The Fund’s returns shown prior to October 31, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon Fund, Inc.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Emerging Markets Equity Fund
Class K Shares | MPCKX
Semi-Annual Shareholder Report — October 31, 2024
MPCKX-10/24-SAR

BlackRock Sustainable Emerging Markets Equity Fund
Class R Shares | MRPCX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$71	1.36%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	8.43%	17.39%	1.12%	1.96%
MSCI Emerging Markets Index	8.59	25.32	3.93	3.43
Key Fund statistics
Net Assets	$77,207,603
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to October 31, 2017, are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Pacific Fund, Inc. The Fund’s total returns for the period between October 31, 2017 and November 1, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name BlackRock Asian Dragon Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Taiwan	20.2%
China	19.9%
India	11.6%
South Korea	7.7%
South Africa	7.5%
Brazil	6.1%
United States	5.8%
Mexico	5.4%
Hong Kong	4.1%
Indonesia	4.1%
Other#	7.7%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.2%
Naspers Ltd., Class N	3.6%
SK Hynix, Inc.	3.0%
Grupo Financiero Banorte SAB de CV, Class O	2.8%
Tencent Holdings Ltd.	2.7%
Prudential PLC	2.5%
Contemporary Amperex Technology Co. Ltd., Class A	2.4%
Bank Central Asia Tbk PT	2.2%
KE Holdings, Inc.	2.2%
MediaTek, Inc.	2.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Emerging Markets Equity Fund
Class R Shares | MRPCX
Semi-Annual Shareholder Report — October 31, 2024
MRPCX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Emerging Markets Fund, Inc.
BlackRock Unconstrained Equity Fund
BlackRock Funds VII, Inc.
• BlackRock Sustainable Emerging Markets Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 7.5%
B3 SA - Brasil Bolsa Balcao	13,218,067	$ 24,282,702
CCR SA	7,857,232	16,649,846
Hapvida Participacoes e Investimentos SA(a)(b)	142,695,723	86,887,672
Lojas Renner SA	25,607,910	82,260,355
NU Holdings Ltd./Cayman Islands, Class A(a)	4,249,703	64,128,018
XP, Inc., Class A	4,111,917	71,794,071
		346,002,664
China — 24.7%
China Construction Bank Corp., Class A	8,703,300	9,699,085
China Construction Bank Corp., Class H	103,857,000	80,617,592
China Merchants Bank Co. Ltd., Class H(c)	7,465,000	36,530,162
China Oilfield Services Ltd., Class H	21,184,000	19,821,178
Contemporary Amperex Technology Co. Ltd., Class A	1,000,079	34,681,170
ENN Energy Holdings Ltd.	10,222,700	72,021,876
Geely Automobile Holdings Ltd.	21,440,000	37,689,342
Gree Electric Appliances, Inc. of Zhuhai, Class A	7,817,560	47,790,253
KE Holdings, Inc., ADR	2,617,728	57,406,775
Meituan, Class B(a)(b)	2,493,700	58,927,056
NetEase, Inc.	456,800	7,349,361
NetEase, Inc., ADR	526,573	42,394,392
PDD Holdings, Inc., ADR(a)	932,292	112,425,092
Ping An Insurance Group Co. of China Ltd., Class A	7,353,555	57,809,141
Prosus NV	983,705	41,458,118
Tencent Holdings Ltd.	5,840,700	304,546,300
Tencent Holdings Ltd., ADR(c)	261,153	13,634,798
Weichai Power Co. Ltd., Class A	14,137,600	26,521,604
Xinyi Solar Holdings Ltd.	77,424,000	39,708,171
Zijin Mining Group Co. Ltd., Class A	15,464,500	36,244,792
		1,137,276,258
Egypt — 0.0%
Commercial International Bank - Egypt	879,468	1,437,333
Germany — 0.2%
Puma SE	172,678	7,874,074
Hong Kong — 2.5%
AIA Group Ltd.	2,921,400	23,056,619
Prudential PLC	11,119,452	92,567,756
		115,624,375
Hungary — 1.6%
OTP Bank Nyrt	1,524,831	75,915,234
India — 13.0%
Aditya Birla Capital Ltd.(a)	1,079,492	2,602,894
Axis Bank Ltd.	2,688,180	36,927,932
Cipla Ltd.	5,196,423	95,597,167
Eicher Motors Ltd.	1,083,911	62,907,626
GAIL India Ltd.	29,673,207	70,309,841
Hindustan Petroleum Corp. Ltd.	10,238,516	46,295,552
IndusInd Bank Ltd.	4,649,148	58,163,475
ITC Ltd.	14,888,375	86,380,694
JSW Energy Ltd., Class A	4,974,763	40,102,988
Macrotech Developers Ltd.	1,212,936	17,340,653
NTPC Ltd.	4,428,832	21,420,409
REC Ltd.	7,080,827	43,718,235
Titagarh Rail System Ltd.	1,258,318	18,206,416
		599,973,882
Indonesia — 3.6%
Astra International Tbk PT	156,136,400	50,689,253
Security	Shares	Value
Indonesia (continued)
Bank Central Asia Tbk PT	33,567,900	$ 21,922,330
Bank Mandiri Persero Tbk PT	54,736,900	23,236,840
Bank Rakyat Indonesia Persero Tbk PT	226,052,800	68,913,096
		164,761,519
Italy — 0.8%
Wizz Air Holdings PLC(a)(b)(c)	1,984,184	35,348,780
Kazakhstan — 1.5%
Kaspi.KZ JSC, ADR	614,127	67,639,948
Macau — 0.5%
Galaxy Entertainment Group Ltd.	4,655,000	20,717,437
Mexico — 4.6%
Fibra Uno Administracion SA de CV	18,486,437	21,286,265
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,943,345	24,654,992
Grupo Aeroportuario del Pacifico SAB de CV, ADR	119,036	20,722,977
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,256,672	21,790,395
Grupo Financiero Banorte SAB de CV, Class O	10,386,074	72,320,232
Kimberly-Clark de Mexico SAB de CV, Class A	9,509,534	13,653,960
Wal-Mart de Mexico SAB de CV	14,256,585	39,201,245
		213,630,066
Philippines — 1.1%
Ayala Land, Inc.	25,490,700	14,299,565
Bank of the Philippine Islands	5,622,730	13,811,708
BDO Unibank, Inc.	5,306,910	13,889,149
International Container Terminal Services, Inc.	1,546,600	10,539,556
		52,539,978
Poland — 1.4%
Allegro.eu SA(a)(b)	2,167,882	19,076,335
InPost SA(a)	1,505,362	29,366,742
Powszechny Zaklad Ubezpieczen SA	1,819,971	18,049,015
		66,492,092
Russia(a)(d) — 0.0%
Gazprom PJSC	8,520,027	875
LUKOIL PJSC	1,370,026	141
Novatek PJSC	295,922	30
Sberbank of Russia PJSC	6,788,060	697
TCS Group Holding PLC, GDR	25,066	3
		1,746
Saudi Arabia — 1.0%
Etihad Etisalat Co.	3,303,443	45,483,618
South Korea — 4.7%
Hansol Chemical Co. Ltd.	133,654	12,117,278
Hyundai Rotem Co. Ltd.	935,654	41,988,282
SK Hynix, Inc.	1,236,215	161,837,628
		215,943,188
Taiwan — 18.2%
Accton Technology Corp.	3,351,000	56,309,130
Alchip Technologies Ltd.	602,000	37,289,860
Delta Electronics, Inc.	3,890,000	48,044,904
eMemory Technology, Inc.	301,000	29,267,694
MediaTek, Inc.	1,761,000	68,552,500
Taiwan Semiconductor Manufacturing Co. Ltd.	13,355,000	418,805,877
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	652,810	124,386,417
Wiwynn Corp.	1,020,000	57,989,466
		840,645,848

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand — 0.9%
CP ALL PCL, NVDR	22,051,500	$ 41,332,887
Turkey — 2.4%
Akbank TAS, Class A	28,707,242	42,392,717
Eldorado Gold Corp.(a)	2,115,118	36,792,587
Eldorado Gold Corp.(a)(c)	1,359,822	23,620,108
Yapi ve Kredi Bankasi A/S, Class A	10,531,928	7,532,717
		110,338,129
United Arab Emirates — 1.8%
Aldar Properties PJSC	27,299,107	56,585,715
Emaar Properties PJSC	11,725,488	27,723,024
		84,308,739
United States — 1.0%
EPAM Systems, Inc.(a)	242,675	45,780,639
Total Common Stocks — 93.0% (Cost: $4,076,314,072)		4,289,068,434
Preferred Securities
Preferred Stocks — 1.3%
South Korea — 1.3%
Samsung Electronics Co. Ltd.	1,803,495	62,040,712
Total Preferred Securities — 1.3% (Cost: $74,557,807)		62,040,712
Total Long-Term Investments — 94.3% (Cost: $4,150,871,879)		4,351,109,146
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	27,997,443	$ 28,017,041
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(e)(f)	234,134,509	234,134,509
Total Short-Term Securities — 5.7% (Cost: $262,147,051)		262,151,550
Total Investments — 100.0% (Cost: $4,413,018,930)		4,613,260,696
Liabilities in Excess of Other Assets — 0.0%		(2,069,220)
Net Assets — 100.0%		$ 4,611,191,476

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,201,540	$ 18,809,142 (a)	$ —	$ 1,860	$ 4,499	$ 28,017,041	27,997,443	$ 40,091 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	284,083,841	—	(49,949,332)(a)	—	—	234,134,509	234,134,509	6,026,429	—
				$ 1,860	$ 4,499	$ 262,151,550		$ 6,066,520	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	2,809	11/28/24	$ 37,138	$ (844,800)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	120,135,364	CNH	852,000,000	HSBC Bank PLC	01/14/25	$ (64,259)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$37,169,215	$744,064 (c)	$38,128,068	0.8%
	Monthly	HSBC Bank PLC(d)	02/08/28	35,661,445	(2,834,872)(e)	33,092,793	0.8
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	76,751,952	8,822,744 (g)	85,777,907	1.7
					$6,731,936	$156,998,768

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(214,789) of net dividends and financing fees.
(e)	Amount includes $(266,220) of net dividends and financing fees.
(g)	Amount includes $(203,211) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-114 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-80 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Contemporary Amperex Technology Co. Ltd.	1,099,475	$38,128,068	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$38,128,068
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Egypt
Commercial International Bank - Egypt (CIB), GDR	21,405,429	$33,092,793	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$33,092,793
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	518,079	$23,624,274	27.5%
South Korea
Korea Electric Power Corp.	3,717,632	62,153,633	72.5

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$85,777,907

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 9,566,808	$ (2,834,872)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 9,566,808	$ —	$ —	$ —	$ 9,566,808
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 844,800	$ —	$ —	$ —	$ 844,800
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	64,259	—	—	64,259
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	2,834,872	—	—	—	2,834,872
	$ —	$ —	$ 3,679,672	$ 64,259	$ —	$ —	$ 3,743,931

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 11,137,736	$ —	$ —	$ —	$ 11,137,736
Swaps	—	—	2,902,374	—	—	—	2,902,374
	$ —	$ —	$ 14,040,110	$ —	$ —	$ —	$ 14,040,110
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (1,170,742)	$ —	$ —	$ —	$ (1,170,742)
Forward foreign currency exchange contracts	—	—	—	(64,259)	—	—	(64,259)
Swaps	—	—	7,846,892	—	—	—	7,846,892
	$ —	$ —	$ 6,676,150	$ (64,259)	$ —	$ —	$ 6,611,891
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$57,111,055
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$60,067,682
Total return swaps:
Average notional value	$125,401,275
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 199,029
Forward foreign currency exchange contracts	—	64,259
Swaps — OTC(a)	9,566,808	2,834,872
Total derivative assets and liabilities in the Statements of Assets and Liabilities	9,566,808	3,098,160
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(199,029)
Total derivative assets and liabilities subject to an MNA	$ 9,566,808	$ 2,899,131

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)(c)
Goldman Sachs Bank USA	$ 744,064	$ —	$ —	$ (744,064)	$ —
JPMorgan Chase Bank N.A.	8,822,744	—	—	(1,720,000)	7,102,744
	$ 9,566,808	$ —	$ —	$ (2,464,064)	$ 7,102,744

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)(d)
HSBC Bank PLC	$ 2,899,131	$ —	$ —	$ (1,900,000)	$ 999,131

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 346,002,664	$ —	$ —	$ 346,002,664
China	267,319,175	869,957,083	—	1,137,276,258
Egypt	1,437,333	—	—	1,437,333
Germany	—	7,874,074	—	7,874,074
Hong Kong	—	115,624,375	—	115,624,375
Hungary	—	75,915,234	—	75,915,234
India	—	599,973,882	—	599,973,882
Indonesia	21,922,330	142,839,189	—	164,761,519
Italy	—	35,348,780	—	35,348,780
Kazakhstan	67,639,948	—	—	67,639,948

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Macau	$ —	$ 20,717,437	$ —	$ 20,717,437
Mexico	213,630,066	—	—	213,630,066
Philippines	10,539,556	42,000,422	—	52,539,978
Poland	—	66,492,092	—	66,492,092
Russia	—	—	1,746	1,746
Saudi Arabia	—	45,483,618	—	45,483,618
South Korea	—	215,943,188	—	215,943,188
Taiwan	124,386,417	716,259,431	—	840,645,848
Thailand	—	41,332,887	—	41,332,887
Turkey	102,805,412	7,532,717	—	110,338,129
United Arab Emirates	—	84,308,739	—	84,308,739
United States	45,780,639	—	—	45,780,639
Preferred Securities
Preferred Stocks	—	62,040,712	—	62,040,712
Short-Term Securities
Money Market Funds	262,151,550	—	—	262,151,550
	$ 1,463,615,090	$ 3,149,643,860	$ 1,746	$ 4,613,260,696
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 9,566,808	$ —	$ 9,566,808
Liabilities
Equity Contracts	—	(3,679,672)	—	(3,679,672)
Foreign Currency Exchange Contracts	—	(64,259)	—	(64,259)
	$ —	$ 5,822,877	$ —	$ 5,822,877

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Unconstrained Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Denmark — 8.5%
Novo Nordisk A/S, Class B	1,028,095	$ 115,316,265
France — 7.4%
Hermes International SCA	18,685	42,466,348
LVMH Moet Hennessy Louis Vuitton SE	87,150	58,017,527
		100,483,875
Italy — 3.5%
Ferrari NV	98,149	46,853,301
Netherlands — 6.8%
ASML Holding NV	136,449	91,848,056
United Kingdom — 0.8%
Spirax Group PLC	128,737	10,745,733
United States — 71.6%
Alphabet, Inc., Class C	370,962	64,061,428
ANSYS, Inc.(a)	173,165	55,483,798
Cadence Design Systems, Inc.(a)	239,258	66,063,919
Floor & Decor Holdings, Inc., Class A(a)(b)	487,650	50,252,333
Hilton Worldwide Holdings, Inc.	205,677	48,303,243
Intuit, Inc.	100,141	61,116,052
Intuitive Surgical, Inc.(a)	85,036	42,844,538
Masimo Corp.(a)	470,911	67,815,893
Mastercard, Inc., Class A	132,538	66,214,659
Meta Platforms, Inc., Class A	132,412	75,154,403
Microsoft Corp.	314,705	127,880,376
S&P Global, Inc.	155,996	74,934,239
Thermo Fisher Scientific, Inc.	113,681	62,106,204
Security	Shares	Value
United States (continued)
Trane Technologies PLC	106,205	$ 39,312,843
Visa, Inc., Class A	233,775	67,759,684
		969,303,612
Total Long-Term Investments — 98.6% (Cost: $1,224,808,540)		1,334,550,842
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(c)(d)(e)	5,660,526	5,664,489
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(c)(d)	19,528,882	19,528,882
Total Short-Term Securities — 1.9% (Cost: $25,193,371)		25,193,371
Total Investments — 100.5% (Cost: $1,250,001,911)		1,359,744,213
Liabilities in Excess of Other Assets — (0.5)%		(6,435,648)
Net Assets — 100.0%		$ 1,353,308,565

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 5,670,240 (a)	$ —	$ (5,751)	$ —	$ 5,664,489	5,660,526	$ 4,161 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	6,629,219	12,899,663 (a)	—	—	—	19,528,882	19,528,882	189,426	—
				$ (5,751)	$ —	$ 25,193,371		$ 193,587	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI World Index	146	12/20/24	$ 16,975	$ (358,133)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Unconstrained Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 358,133	$ —	$ —	$ —	$ 358,133

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 48	$ —	$ —	$ —	$ 48
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (358,133)	$ —	$ —	$ —	$ (358,133)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,487,710
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 115,316,265	$ —	$ 115,316,265
France	—	100,483,875	—	100,483,875
Italy	—	46,853,301	—	46,853,301
Netherlands	—	91,848,056	—	91,848,056
United Kingdom	—	10,745,733	—	10,745,733
United States	969,303,612	—	—	969,303,612
Short-Term Securities
Money Market Funds	25,193,371	—	—	25,193,371
	$ 994,496,983	$ 365,247,230	$ —	$ 1,359,744,213
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (358,133)	$ —	$ —	$ (358,133)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
October 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.7%
B3 SA - Brasil Bolsa Balcao	546,902	$ 1,004,705
Banco Bradesco SA, ADR	39,554	97,698
Hapvida Participacoes e Investimentos SA(a)(b)	2,385,345	1,452,441
Lojas Renner SA	336,063	1,079,536
		3,634,380
China — 19.9%
China Mengniu Dairy Co. Ltd.	292,000	653,922
China Merchants Bank Co. Ltd., Class A	141,700	744,184
China Merchants Bank Co. Ltd., Class H	157,500	770,730
Contemporary Amperex Technology Co. Ltd., Class A	53,200	1,844,892
Flat Glass Group Co. Ltd., Class A	102,200	412,963
Flat Glass Group Co. Ltd., Class H(c)	209,000	425,915
Hongfa Technology Co. Ltd., Class A	185,000	787,237
Industrial & Commercial Bank of China Ltd., Class H	2,058,000	1,234,504
KE Holdings, Inc., ADR	77,033	1,689,334
Luxshare Precision Industry Co. Ltd., Class A	143,632	845,543
NetEase, Inc.	48,400	778,698
NetEase, Inc., ADR	12,130	976,586
Tencent Holdings Ltd.	30,900	1,611,190
Tencent Holdings Ltd., ADR	40,226	2,100,199
Trip.com Group Ltd., ADR(a)	8,049	518,356
		15,394,253
Egypt — 0.7%
Commercial International Bank - Egypt	310,862	508,048
Hong Kong — 4.1%
AIA Group Ltd.	157,200	1,240,672
Prudential PLC	234,321	1,950,687
		3,191,359
Hungary — 1.8%
OTP Bank Nyrt	27,784	1,383,254
India — 11.6%
Aavas Financiers Ltd.(a)	51,475	1,021,273
Aditya Birla Capital Ltd.(a)	378,044	911,548
Axis Bank Ltd.	102,923	1,413,869
Cipla Ltd.	68,740	1,264,591
Hindustan Unilever Ltd.	26,818	805,178
Infosys Ltd.	72,420	1,511,017
Macrotech Developers Ltd.	62,260	890,096
Marico Ltd.	149,267	1,134,148
		8,951,720
Indonesia — 4.1%
Bank Central Asia Tbk PT	2,619,800	1,710,924
Bank Rakyat Indonesia Persero Tbk PT	4,735,200	1,443,545
		3,154,469
Kazakhstan — 1.7%
Kaspi.KZ JSC, ADR	11,704	1,289,079
Mexico — 5.4%
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	111,316	932,441
Grupo Financiero Banorte SAB de CV, Class O	317,602	2,211,524
Wal-Mart de Mexico SAB de CV	381,878	1,050,047
		4,194,012
Portugal — 0.8%
Jeronimo Martins SGPS SA	30,975	602,095
Security	Shares	Value
South Africa — 7.5%
Gold Fields Ltd.	43,251	$ 713,255
Gold Fields Ltd., ADR	57,981	955,527
Naspers Ltd., Class N	11,650	2,753,448
Pepkor Holdings Ltd.(b)	1,030,528	1,337,701
		5,759,931
South Korea — 7.7%
Kia Corp.	13,802	912,711
Samsung Biologics Co. Ltd.(a)(b)	1,830	1,323,529
Samsung Electronics Co. Ltd.	17,008	722,177
Samsung Electronics Co. Ltd., GDR	639	675,538
SK Hynix, Inc.	17,833	2,334,586
		5,968,541
Taiwan — 20.2%
Accton Technology Corp.	57,000	957,810
Delta Electronics, Inc.	86,000	1,062,175
eMemory Technology, Inc.	9,000	875,114
MediaTek, Inc.	43,000	1,673,911
Taiwan Semiconductor Manufacturing Co. Ltd.	300,000	9,407,844
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,692	703,474
Wistron Corp.	279,000	937,765
		15,618,093
Thailand — 1.6%
CP ALL PCL, NVDR	640,800	1,201,103
United Arab Emirates — 1.2%
Aldar Properties PJSC	443,738	919,782
United States — 2.2%
Cognizant Technology Solutions Corp., Class A	11,175	833,543
EPAM Systems, Inc.(a)	4,677	882,316
		1,715,859
Total Common Stocks — 95.2% (Cost: $61,110,383)		73,485,978
Preferred Securities
Preferred Stocks — 1.4%
Brazil — 1.4%
Banco Bradesco SA	430,224	1,069,439
Total Preferred Securities — 1.4% (Cost: $1,212,005)		1,069,439
Total Long-Term Investments — 96.6% (Cost: $62,322,388)		74,555,417

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	423,493	$ 423,789
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(d)(e)	2,313,987	2,313,987
Total Short-Term Securities — 3.5% (Cost: $2,737,734)		2,737,776
Total Investments — 100.1% (Cost: $65,060,122)		77,293,193
Liabilities in Excess of Other Assets — (0.1)%		(85,590)
Net Assets — 100.0%		$ 77,207,603

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 423,815 (a)	$ —	$ (68)	$ 42	$ 423,789	423,493	$ 2,079 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	531,575	1,782,412 (a)	—	—	—	2,313,987	2,313,987	37,088	—
				$ (68)	$ 42	$ 2,737,776		$ 39,167	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.(b)	02/10/25	$1,077,558	$158,146 (c)	$1,238,991	1.4%

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(3,287) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: Benchmarks:	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	27,171	$1,238,991	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,238,991
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 158,146	$ —	$ —	$ —	$ 158,146
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 8,261	$ —	$ —	$ —	$ 8,261
Swaps	—	—	(19,136)	—	—	—	(19,136)
	$ —	$ —	$ (10,875)	$ —	$ —	$ —	$ (10,875)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 11,211	$ —	$ —	$ —	$ 11,211
Swaps	—	—	158,146	—	—	—	158,146
	$ —	$ —	$ 169,357	$ —	$ —	$ —	$ 169,357
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$390,750
Average notional value of contracts — short	$— (a)
Total return swaps:
Average notional value	$538,779

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Swaps — OTC(a)	$ 158,146	$ —
Total derivative assets and liabilities in the Statements of Assets and Liabilities	158,146	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 158,146	$ —

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateralreceived and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
JPMorgan Chase Bank N.A.	$ 158,146	$ —	$ —	$ —	$ 158,146

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 3,634,380	$ —	$ —	$ 3,634,380
China	5,284,475	10,109,778	—	15,394,253
Egypt	508,048	—	—	508,048
Hong Kong	—	3,191,359	—	3,191,359
Hungary	—	1,383,254	—	1,383,254
India	—	8,951,720	—	8,951,720
Indonesia	1,710,924	1,443,545	—	3,154,469
Kazakhstan	1,289,079	—	—	1,289,079
Mexico	4,194,012	—	—	4,194,012
Portugal	602,095	—	—	602,095
South Africa	955,527	4,804,404	—	5,759,931
South Korea	—	5,968,541	—	5,968,541
Taiwan	703,474	14,914,619	—	15,618,093
Thailand	—	1,201,103	—	1,201,103
United Arab Emirates	—	919,782	—	919,782
United States	1,715,859	—	—	1,715,859
Preferred Securities
Preferred Stocks	1,069,439	—	—	1,069,439
Short-Term Securities
Money Market Funds	2,737,776	—	—	2,737,776
	$ 24,405,088	$ 52,888,105	$ —	$ 77,293,193
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 158,146	$ —	$ 158,146

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 4,351,109,146	$ 1,334,550,842	$ 74,555,417
Investments, at value — affiliated(c)	262,151,550	25,193,371	2,737,776
Cash	2,262,938	—	—
Cash pledged:
Collateral — OTC derivatives	1,900,000	—	—
Futures contracts	3,589,000	1,211,000	—
Foreign currency, at value(d)	11,633,957	377	3,053
Receivables:
Investments sold	12,646,394	76	401,262
Securities lending income — affiliated	5,539	1,146	1,889
Swaps	129,151	—	—
Capital shares sold	5,156,708	2,633,263	637
Dividends — unaffiliated	5,514,592	626,824	112,125
Dividends — affiliated	1,243,693	45,370	7,434
Unrealized appreciation on OTC swaps	9,566,808	—	158,146
Deferred offering costs	—	51,104	—
Prepaid expenses	60,616	124,459	27,523
Total assets	4,666,970,092	1,364,437,832	78,005,262
LIABILITIES
Bank overdraft	—	—	2,386
Cash received as collateral for OTC derivatives	2,740,000	—	—
Collateral on securities loaned	28,016,105	5,665,000	423,720
Payables:
Investments purchased	643,750	—	—
Swaps	7,031,317	—	—
Accounting services fees	147,514	27,238	14,737
Capital shares redeemed	8,255,421	3,979,745	108,967
Custodian fees	1,866,337	29,887	80,424
Deferred foreign capital gain tax	—	—	7,622
Foreign taxes	210,169	—	—
Investment advisory fees	3,005,970	920,265	38,013
Offering costs	—	3,141	—
Directors’ and Officer’s fees	4,049	872	2,121
Other accrued expenses	24,688	15,517	27,537
Professional fees	107,289	77,240	68,765
Service and distribution fees	70,076	54,773	8,576
Transfer agent fees	557,771	53,383	14,791
Variation margin on futures contracts	199,029	302,206	—
Unrealized depreciation on:
Forward foreign currency exchange contracts	64,259	—	—
OTC swaps	2,834,872	—	—
Total liabilities	55,778,616	11,129,267	797,659
Commitments and contingent liabilities
NET ASSETS	$ 4,611,191,476	$ 1,353,308,565	$ 77,207,603
NET ASSETS CONSIST OF
Paid-in capital	$ 5,454,913,016	$ 1,266,399,039	$ 81,641,415
Accumulated earnings (loss)	(843,721,540)	86,909,526	(4,433,812)
NET ASSETS	$ 4,611,191,476	$ 1,353,308,565	$ 77,207,603
(a) Investments, at cost—unaffiliated	$4,150,871,879	$1,224,808,540	$62,322,388
(b) Securities loaned, at value	$26,731,538	$5,667,750	$403,498
(c) Investments, at cost—affiliated	$262,147,051	$25,193,371	$2,737,734
(d) Foreign currency, at cost	$11,638,326	$395	$3,082
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 3,458,412,184	$ 1,007,250,913	$ 37,668,934
Shares outstanding	139,020,172	73,020,829	2,762,366
Net asset value	$ 24.88	$ 13.79	$ 13.64
Shares authorized	1.1 billion	Unlimited	100 million
Par value	$0.10	$0.10	$0.10
Investor A
Net assets	$ 286,427,287	$ 240,073,840	$ 38,064,571
Shares outstanding	11,994,511	17,528,663	2,841,662
Net asset value	$ 23.88	$ 13.70	$ 13.40
Shares authorized	100 million	Unlimited	200 million
Par value	$0.10	$0.10	$0.10
Investor C
Net assets	$ 7,172,110	$ 3,382,569	N/A
Shares outstanding	364,167	248,473	N/A
Net asset value	$ 19.69	$ 13.61	N/A
Shares authorized	100 million	Unlimited	N/A
Par value	$0.10	$0.10	N/A
Class K
Net assets	$ 859,179,895	$ 101,822,881	$ 1,056,934
Shares outstanding	34,520,959	7,380,000	77,612
Net asset value	$ 24.89	$ 13.80	$ 13.62
Shares authorized	1 billion	Unlimited	2 billion
Par value	$0.10	$0.10	$0.10
Class R
Net assets	N/A	$ 778,362	$ 417,164
Shares outstanding	N/A	56,154	44,262
Net asset value	N/A	$ 13.86	$ 9.42
Shares authorized	N/A	Unlimited	200 million
Par value	N/A	$0.10	$0.10
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended October 31, 2024

	BlackRock Emerging Markets Fund, Inc.	BlackRock Unconstrained Equity Fund	BlackRock Sustainable Emerging Markets Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$78,310,859	$2,982,333	$1,086,271
Dividends — affiliated	6,026,429	189,426	37,088
Securities lending income — affiliated — net	40,091	4,161	2,079
Foreign taxes withheld	(8,631,909)	(56,364)	(127,766)
Foreign withholding tax claims	373,582	—	—
Total investment income	76,119,052	3,119,556	997,672
EXPENSES
Investment advisory	18,803,179	5,048,616	237,360
Transfer agent — class specific	3,443,244	575,927	61,257
Custodian	1,258,352	22,629	23,696
Service and distribution — class specific	411,046	332,965	50,536
Accounting services	227,092	69,004	13,126
Registration	112,540	93,059	34,138
Professional	87,184	27,512	31,798
Printing and postage	31,682	13,218	13,944
Directors and Officer	21,251	7,636	3,496
Offering	—	44,552	—
Miscellaneous	28,187	13,284	12,277
Total expenses excluding interest expense	24,423,757	6,248,402	481,628
Interest expense — unaffiliated	19,250	18,409	341
Total expenses	24,443,007	6,266,811	481,969
Less:
Fees waived and/or reimbursed by the Manager	(432,940)	(2,635)	(49,375)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(2,438,126)	(28,102)	(41,747)
Total expenses after fees waived and/or reimbursed	21,571,941	6,236,074	390,847
Net investment income (loss)	54,547,111	(3,116,518)	606,825
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	110,303,338	2,563,026	1,610,839
Investments — affiliated	1,860	(5,751)	(68)
Foreign currency transactions	(2,189,962)	96,920	(4,975)
Futures contracts	11,137,736	48	8,261
Swaps	2,902,374	—	(19,136)
	122,155,346	2,654,243	1,594,921
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(37,752,693)	7,610,696	4,162,703
Investments — affiliated	4,499	—	42
Forward foreign currency exchange contracts	(64,259)	—	—
Foreign currency translations	(70,193)	1,298	49
Futures contracts	(1,170,742)	(358,133)	11,211
Swaps	7,846,892	—	158,146
	(31,206,496)	7,253,861	4,332,151
Net realized and unrealized gain	90,948,850	9,908,104	5,927,072
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$145,495,961	$6,791,586	$6,533,897
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(16,579,621)	$—	$—
(b) Net of reduction in deferred foreign capital gain tax of	$17,420,167	$—	$7,832
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	BlackRock Emerging Markets Fund, Inc.		BlackRock Unconstrained Equity Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$54,547,111	$93,946,469	$(3,116,518)	$(464,752)
Net realized gain (loss)	122,155,346	(241,480,363)	2,654,243	(8,266,420)
Net change in unrealized appreciation (depreciation)	(31,206,496)	479,081,789	7,253,861	60,227,888
Net increase in net assets resulting from operations	145,495,961	331,547,895	6,791,586	51,496,716
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,949,013)	(63,630,096)	—	—
Investor A	(1,053,699)	(4,596,334)	—	—
Investor C	(13,973)	(95,976)	—	—
Class K	(4,216,021)	(16,691,121)	—	—
Decrease in net assets resulting from distributions to shareholders	(21,232,706)	(85,013,527)	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(333,386,083)	(293,986,033)	224,880,459	810,857,445
NET ASSETS
Total increase (decrease) in net assets	(209,122,828)	(47,451,665)	231,672,045	862,354,161
Beginning of period	4,820,314,304	4,867,765,969	1,121,636,520	259,282,359
End of period	$4,611,191,476	$4,820,314,304	$1,353,308,565	$1,121,636,520

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	BlackRock Sustainable Emerging Markets Equity Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$606,825	$1,056,587
Net realized gain (loss)	1,594,921	(2,051,361)
Net change in unrealized appreciation (depreciation)	4,332,151	2,039,440
Net increase in net assets resulting from operations	6,533,897	1,044,666
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(221,298)	(628,692)
Investor A	(205,326)	(588,363)
Class K	(6,606)	(18,502)
Class R	(2,858)	(6,641)
Decrease in net assets resulting from distributions to shareholders	(436,088)	(1,242,198)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(5,529,587)	(8,791,910)
NET ASSETS
Total increase (decrease) in net assets	568,222	(8,989,442)
Beginning of period	76,639,381	85,628,823
End of period	$77,207,603	$76,639,381

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc.
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$24.27	$23.10	$24.41	$34.51	$22.21	$24.51	$20.73
Net investment income(a)	0.28	0.45	0.43	0.31	0.15	0.04	0.40
Net realized and unrealized gain (loss)	0.44	1.12	(1.24)	(8.70)	12.46	(1.94)	3.58
Net increase (decrease) from investment operations	0.72	1.57	(0.81)	(8.39)	12.61	(1.90)	3.98
Distributions(b)
From net investment income	(0.11)	(0.40)	(0.50)	(0.28)	(0.31)	(0.40)	(0.20)
From net realized gain	—	—	—	(1.43)	—	—	—
Total distributions	(0.11)	(0.40)	(0.50)	(1.71)	(0.31)	(0.40)	(0.20)
Net asset value, end of period	$24.88	$24.27	$23.10	$24.41	$34.51	$22.21	$24.51
Total Return(c)
Based on net asset value	2.95%(d)	6.88%	(3.26)%	(25.52)%	57.05%	(7.95)%(d)	19.39%
Ratios to Average Net Assets(e)
Total expenses	0.99%(f)	1.00%	1.00%	0.96%	1.02%	1.04%(f)	1.14%
Total expenses after fees waived and/or reimbursed	0.86%(f)	0.86%	0.86%	0.86%	0.86%	0.86%(f)	0.97%
Net investment income	2.20%(f)	1.93%	1.88%	1.03%	0.49%	0.34%(f)	1.73%
Supplemental Data
Net assets, end of period (000)	$3,458,412	$3,606,098	$3,675,123	$3,261,325	$2,771,663	$660,315	$308,719
Portfolio turnover rate	73%(g)	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$23.31	$22.20	$23.47	$33.26	$21.42	$23.62	$19.96
Net investment income(a)	0.24	0.38	0.38	0.24	0.11	0.02	0.29
Net realized and unrealized gain (loss)	0.42	1.08	(1.22)	(8.40)	11.98	(1.89)	3.50
Net increase (decrease) from investment operations	0.66	1.46	(0.84)	(8.16)	12.09	(1.87)	3.79
Distributions(b)
From net investment income	(0.09)	(0.35)	(0.43)	(0.20)	(0.25)	(0.33)	(0.13)
From net realized gain	—	—	—	(1.43)	—	—	—
Total distributions	(0.09)	(0.35)	(0.43)	(1.63)	(0.25)	(0.33)	(0.13)
Net asset value, end of period	$23.88	$23.31	$22.20	$23.47	$33.26	$21.42	$23.62
Total Return(c)
Based on net asset value	2.81%(d)	6.62%	(3.49)%	(25.74)%	56.67%	(8.09)%(d)	19.11%
Ratios to Average Net Assets(e)
Total expenses	1.33%(f)	1.35%	1.33%	1.25%	1.28%	1.36%(f)	1.45%
Total expenses after fees waived and/or reimbursed	1.11%(f)	1.11%	1.11%	1.11%	1.11%	1.11%(f)	1.22%
Net investment income	1.94%(f)	1.68%	1.74%	0.82%	0.38%	0.21%(f)	1.31%
Supplemental Data
Net assets, end of period (000)	$286,427	$295,249	$305,065	$351,246	$463,032	$196,836	$204,061
Portfolio turnover rate	73%(g)	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$19.27	$18.40	$19.52	$28.01	$18.03	$19.83	$16.77
Net investment income (loss)(a)	0.12	0.18	0.19	0.02	0.04	(0.05)	0.09
Net realized and unrealized gain (loss)	0.34	0.89	(1.02)	(7.01)	9.96	(1.60)	2.97
Net increase (decrease) from investment operations	0.46	1.07	(0.83)	(6.99)	10.00	(1.65)	3.06
Distributions(b)
From net investment income	(0.04)	(0.20)	(0.29)	(0.07)	(0.02)	(0.15)	—
From net realized gain	—	—	—	(1.43)	—	—	—
Total distributions	(0.04)	(0.20)	(0.29)	(1.50)	(0.02)	(0.15)	—
Net asset value, end of period	$19.69	$19.27	$18.40	$19.52	$28.01	$18.03	$19.83
Total Return(c)
Based on net asset value	2.37%(d)	5.87%	(4.22)%	(26.29)%	55.48%	(8.42)%(d)	18.25%
Ratios to Average Net Assets(e)
Total expenses	2.07%(f)	2.08%	2.10%	2.02%	2.13%	2.22%(f)	2.31%
Total expenses after fees waived and/or reimbursed	1.86%(f)	1.86%	1.86%	1.86%	1.86%	1.86%(f)	1.98%
Net investment income (loss)	1.20%(f)	0.97%	1.03%	0.07%	0.16%	(0.51)%(f)	0.50%
Supplemental Data
Net assets, end of period (000)	$7,172	$7,799	$9,739	$13,144	$18,769	$24,639	$31,362
Portfolio turnover rate	73%(g)	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Emerging Markets Fund, Inc. (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$24.28	$23.10	$24.42	$34.53	$22.22	$24.52	$20.74
Net investment income(a)	0.29	0.46	0.42	0.34	0.19	0.06	0.48
Net realized and unrealized gain (loss)	0.43	1.14	(1.23)	(8.73)	12.44	(1.95)	3.52
Net increase (decrease) from investment operations	0.72	1.60	(0.81)	(8.39)	12.63	(1.89)	4.00
Distributions(b)
From net investment income	(0.11)	(0.42)	(0.51)	(0.29)	(0.32)	(0.41)	(0.22)
From net realized gain	—	—	—	(1.43)	—	—	—
Total distributions	(0.11)	(0.42)	(0.51)	(1.72)	(0.32)	(0.41)	(0.22)
Net asset value, end of period	$24.89	$24.28	$23.10	$24.42	$34.53	$22.22	$24.52
Total Return(c)
Based on net asset value	2.96%(d)	6.98%	(3.24)%	(25.50)%	57.13%	(7.91)%(d)	19.48%
Ratios to Average Net Assets(e)
Total expenses	0.83%(f)	0.84%	0.86%	0.85%	0.85%	0.92%(f)	0.98%
Total expenses after fees waived and/or reimbursed	0.81%(f)	0.81%	0.81%	0.81%	0.81%	0.81%(f)	0.92%
Net investment income	2.28%(f)	1.97%	1.85%	1.12%	0.63%	0.46%(f)	2.08%
Supplemental Data
Net assets, end of period (000)	$859,180	$911,168	$877,839	$704,465	$458,860	$166,590	$109,569
Portfolio turnover rate	73%(g)	91%(g)	96%(g)	132%(g)	109%(g)	63%(g)	119%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$13.63	$11.66	$12.12	$16.41	$12.18	$14.58	$13.08
Net investment income (loss)(a)	(0.03)	0.01	(0.01)	(0.03)	0.02	0.04	0.10
Net realized and unrealized gain (loss)	0.19	1.96	1.32	(0.95)	5.77	(0.80)	2.38
Net increase (decrease) from investment operations	0.16	1.97	1.31	(0.98)	5.79	(0.76)	2.48
Distributions(b)
From net investment income	—	—	—	(0.08)	(0.04)	(0.12)	(0.10)
From net realized gain	—	—	(1.77)	(3.23)	(1.52)	(1.52)	(0.88)
Total distributions	—	—	(1.77)	(3.31)	(1.56)	(1.64)	(0.98)
Net asset value, end of period	$13.79	$13.63	$11.66	$12.12	$16.41	$12.18	$14.58
Total Return(c)
Based on net asset value	1.17%(d)	16.90%	14.49%	(8.74)%	50.41%(e)	(6.45)%(d)	20.73%
Ratios to Average Net Assets(f)
Total expenses	0.94%(g)	0.95%	1.12%	1.02%(h)	1.05%(i)	1.04%(g)(j)	1.01%
Total expenses after fees waived and/or reimbursed	0.93%(g)	0.94%	0.95%	0.95%(h)	1.00%(i)	0.99%(g)(j)	0.96%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	0.93%(g)	0.93%	0.95%	0.95%(h)	1.00%(i)	0.99%(g)(j)	0.96%
Net investment income (loss)	(0.44)%(g)	0.07%	(0.07)%	(0.20)%	0.15%	0.67%(g)	0.76%
Supplemental Data
Net assets, end of period (000)	$1,007,251	$884,278	$66,293	$49,303	$52,716	$38,428	$45,641
Portfolio turnover rate	22%	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 0.99%, 0.92% and 0.92%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.01%, 0.96% and 0.96%, respectively.

(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.07%, 1.02% and 1.02%, respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$13.55	$11.62	$12.11	$16.41	$12.17	$14.55	$13.05
Net investment income (loss)(a)	(0.05)	(0.04)	(0.04)	(0.06)	(0.01)	0.03	0.07
Net realized and unrealized gain (loss)	0.20	1.97	1.32	(0.97)	5.77	(0.82)	2.38
Net increase (decrease) from investment operations	0.15	1.93	1.28	(1.03)	5.76	(0.79)	2.45
Distributions(b)
From net investment income	—	—	—	(0.07)	(0.03)	(0.07)	(0.07)
From net realized gain	—	—	(1.77)	(3.20)	(1.49)	(1.52)	(0.88)
Total distributions	—	—	(1.77)	(3.27)	(1.52)	(1.59)	(0.95)
Net asset value, end of period	$13.70	$13.55	$11.62	$12.11	$16.41	$12.17	$14.55
Total Return(c)
Based on net asset value	1.11%(d)	16.61%	14.21%	(9.04)%	50.17%(e)	(6.61)%(d)	20.42%
Ratios to Average Net Assets(f)
Total expenses	1.16%(g)	1.21%	1.34%	1.26%(h)	1.30%(i)	1.30%(g)(j)	1.27%
Total expenses after fees waived and/or reimbursed	1.16%(g)	1.20%	1.20%	1.21%(h)	1.25%(i)	1.25%(g)(j)	1.22%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.16%(g)	1.19%	1.20%	1.21%(h)	1.25%(i)	1.25%(g)(j)	1.22%
Net investment income (loss)	(0.67)%(g)	(0.32)%	(0.36)%	(0.44)%	(0.10)%	0.43%(g)	0.50%
Supplemental Data
Net assets, end of period (000)	$240,074	$233,297	$191,316	$209,352	$252,119	$182,892	$211,071
Portfolio turnover rate	22%	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.23%, 1.18% and 1.18%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.26%, 1.21% and 1.21%, respectively.

(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waivedand/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.33%, 1.28% and 1.28%,respectively.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$13.52	$11.68	$12.25	$16.54	$12.22	$14.50	$12.87
Net investment loss(a)	(0.10)	(0.13)	(0.12)	(0.19)	(0.18)	(0.03)	(0.05)
Net realized and unrealized gain (loss)	0.19	1.97	1.32	(0.97)	5.83	(0.82)	2.40
Net increase (decrease) from investment operations	0.09	1.84	1.20	(1.16)	5.65	(0.85)	2.35
Distributions(b)
From net investment income	—	—	—	(0.02)	—	—	—
From net realized gain	—	—	(1.77)	(3.11)	(1.33)	(1.43)	(0.72)
Total distributions	—	—	(1.77)	(3.13)	(1.33)	(1.43)	(0.72)
Net asset value, end of period	$13.61	$13.52	$11.68	$12.25	$16.54	$12.22	$14.50
Total Return(c)
Based on net asset value	0.67%(d)	15.75%	13.27%	(9.75)%	48.76%(e)	(6.97)%(d)	19.54%
Ratios to Average Net Assets(f)
Total expenses	2.02%(g)	2.04%	2.25%	2.14%(h)	2.18%(i)	2.13%(g)(j)	2.07%
Total expenses after fees waived and/or reimbursed	1.95%(g)	1.96%	1.95%	2.07%(h)	2.13%(i)	2.08%(g)(j)	2.02%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.95%(g)	1.95%	1.95%	2.07%(h)	2.13%(i)	2.08%(g)(j)	2.08%
Net investment loss	(1.47)%(g)	(1.06)%	(1.12)%	(1.30)%	(1.28)%	(0.42)%(g)	(0.35)%
Supplemental Data
Net assets, end of period (000)	$3,383	$3,450	$1,407	$1,432	$2,022	$6,501	$8,502
Portfolio turnover rate	22%	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.11%, 2.04% and 2.04%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.15%, 2.10% and 2.10%, respectively.

(j)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 2.16%, 2.11%and 2.11%, respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

BlackRock Unconstrained Equity Fund (continued)
Class K
Period from 05/14/24(a)
to 10/31/24 (unaudited)
Net asset value, beginning of period	$14.11
Net investment loss(b)	(0.03)
Net realized and unrealized loss	(0.28)
Net decrease from investment operations	(0.31)
Net asset value, end of period	$13.80
Total Return(c)
Based on net asset value	(2.20)%(d)
Ratios to Average Net Assets(e)
Total expenses	0.84%(f)
Total expenses after fees waived and/or reimbursed	0.84%(f)
Net investment income loss	(0.39)%(f)
Supplemental Data
Net assets, end of period (000)	$101,823
Portfolio turnover rate	22%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate is representative of the Fund for the entire year.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Unconstrained Equity Fund (continued)
	Class R
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 11/01/19 to 04/30/20	Year Ended 10/31/19

Net asset value, beginning of period	$13.73	$11.80	$12.30	$16.59	$12.28	$14.60	$13.06
Net investment income (loss)(a)	(0.07)	(0.07)	(0.06)	(0.13)	(0.08)	0.00 (b)	0.01
Net realized and unrealized gain (loss)	0.20	2.00	1.33	(0.99)	5.85	(0.82)	2.40
Net increase (decrease) from investment operations	0.13	1.93	1.27	(1.12)	5.77	(0.82)	2.41
Distributions(c)
From net investment income	—	—	—	(0.03)	—	—	—
From net realized gain	—	—	(1.77)	(3.14)	(1.46)	(1.50)	(0.87)
Total distributions	—	—	(1.77)	(3.17)	(1.46)	(1.50)	(0.87)
Net asset value, end of period	$13.86	$13.73	$11.80	$12.30	$16.59	$12.28	$14.60
Total Return(d)
Based on net asset value	0.95%(e)	16.36%	13.86%	(9.42)%	49.61%(f)	(6.74)%(e)	19.94%
Ratios to Average Net Assets(g)
Total expenses	1.47%(h)	1.62%	1.68%	1.83%(i)	1.65%(j)	1.71%(h)(k)	1.67%
Total expenses after fees waived and/or reimbursed	1.45%(h)	1.46%	1.45%	1.66%(i)	1.59%(j)	1.64%(h)(k)	1.62%
Total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes	1.45%(h)	1.45%	1.45%	1.66%(i)	1.59%(j)	1.64%(h)(k)	1.62%
Net investment income (loss)	(0.96)%(h)	(0.56)%	(0.60)%	(0.85)%	(0.55)%	0.03%(h)	0.09%
Supplemental Data
Net assets, end of period (000)	$778	$611	$267	$230	$377	$683	$806
Portfolio turnover rate	22%	31%	27%	100%	83%	27%	42%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.79%, 1.62% and 1.62%, respectively.

(j)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.62%, 1.56% and 1.56%, respectively.

(k)
Audit, printing and tax cost expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding professional fees for foreign withholding taxes would have been 1.74%, 1.67% and 1.67%,respectively.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.61	$12.64	$13.01	$20.51	$14.31	$16.41	$13.58
Net investment income (loss)(a)	0.11	0.18	0.12	0.18	0.15	(0.03)	0.15
Net realized and unrealized gain (loss)	1.00	—	(0.36)	(4.73)	6.16	(2.07)	2.83
Net increase (decrease) from investment operations	1.11	0.18	(0.24)	(4.55)	6.31	(2.10)	2.98
Distributions(b)
From net investment income	(0.08)	(0.21)	(0.13)	(0.15)	(0.11)	—	(0.15)
From net realized gain	—	—	—	(2.80)	—	—	—
Total distributions	(0.08)	(0.21)	(0.13)	(2.95)	(0.11)	—	(0.15)
Net asset value, end of period	$13.64	$12.61	$12.64	$13.01	$20.51	$14.31	$16.41
Total Return(c)
Based on net asset value	8.81%(d)	1.39%	(1.78)%	(25.22)%	44.25%	(12.80)%(d)	21.97%
Ratios to Average Net Assets(e)
Total expenses	1.09%(f)	1.23%	1.46%	1.03%	0.99%	1.14%(f)(g)	0.99%
Total expenses after fees waived and/or reimbursed	0.86%(f)	0.86%	0.86%	0.93%	0.99%	1.14%(f)(g)	0.99%
Net investment income (loss)	1.65%(f)	1.42%	0.99%	1.03%	0.81%	(0.56)%(f)	1.02%
Supplemental Data
Net assets, end of period (000)	$37,669	$36,584	$39,380	$49,410	$87,154	$58,412	$71,202
Portfolio turnover rate	21%	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.31%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.39	$12.42	$12.79	$20.21	$14.12	$16.20	$13.41
Net investment income (loss)(a)	0.09	0.15	0.09	0.13	0.10	(0.04)	0.11
Net realized and unrealized gain (loss)	0.99	(0.01)	(0.36)	(4.65)	6.08	(2.04)	2.78
Net increase (decrease) from investment operations	1.08	0.14	(0.27)	(4.52)	6.18	(2.08)	2.89
Distributions(b)
From net investment income	(0.07)	(0.17)	(0.10)	(0.10)	(0.09)	—	(0.10)
From net realized gain	—	—	—	(2.80)	—	—	—
Total distributions	(0.07)	(0.17)	(0.10)	(2.90)	(0.09)	—	(0.10)
Net asset value, end of period	$13.40	$12.39	$12.42	$12.79	$20.21	$14.12	$16.20
Total Return(c)
Based on net asset value	8.71%(d)	1.15%	(2.08)%	(25.40)%	43.86%	(12.84)%(d)	21.63%
Ratios to Average Net Assets(e)
Total expenses	1.35%(f)	1.48%	1.71%	1.28%	1.23%	1.40%(f)(g)	1.25%
Total expenses after fees waived and/or reimbursed	1.11%(f)	1.11%	1.11%	1.18%	1.23%	1.40%(f)(g)	1.25%
Net investment income (loss)	1.42%(f)	1.18%	0.73%	0.75%	0.56%	(0.83)%(f)	0.75%
Supplemental Data
Net assets, end of period (000)	$38,065	$38,643	$44,551	$51,393	$77,884	$59,493	$73,416
Portfolio turnover rate	21%	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.57%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$12.59	$12.62	$13.00	$20.49	$14.30	$16.40	$13.57
Net investment income (loss)(a)	0.11	0.19	0.13	0.18	0.14	(0.02)	0.16
Net realized and unrealized gain (loss)	1.00	(0.01)	(0.37)	(4.71)	6.16	(2.08)	2.82
Net increase (decrease) from investment operations	1.11	0.18	(0.24)	(4.53)	6.30	(2.10)	2.98
Distributions(b)
From net investment income	(0.08)	(0.21)	(0.14)	(0.16)	(0.11)	—	(0.15)
From net realized gain	—	—	—	(2.80)	—	—	—
Total distributions	(0.08)	(0.21)	(0.14)	(2.96)	(0.11)	—	(0.15)
Net asset value, end of period	$13.62	$12.59	$12.62	$13.00	$20.49	$14.30	$16.40
Total Return(c)
Based on net asset value	8.84%(d)	1.44%	(1.79)%	(25.14)%	44.18%	(12.80)%(d)	22.05%
Ratios to Average Net Assets(e)
Total expenses	0.96%(f)	1.09%	1.40%	1.01%	1.01%	1.10%(f)(g)	0.96%
Total expenses after fees waived and/or reimbursed	0.81%(f)	0.81%	0.81%	0.87%	1.01%	1.10%(f)(g)	0.96%
Net investment income (loss)	1.71%(f)	1.50%	1.03%	1.03%	0.80%	(0.42)%(f)	1.03%
Supplemental Data
Net assets, end of period (000)	$1,057	$1,041	$1,285	$1,275	$1,488	$809	$699
Portfolio turnover rate	21%	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.27% and 1.27%, respectively.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Sustainable Emerging Markets Equity Fund (continued)
	Class R
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Period from 01/01/20 to 04/30/20	Year Ended 12/31/19

Net asset value, beginning of period	$8.75	$8.83	$9.12	$15.31	$10.73	$12.33	$10.20
Net investment income (loss)(a)	0.05	0.08	0.04	0.05	0.04	(0.05)	0.03
Net realized and unrealized gain (loss)	0.69	—	(0.25)	(3.37)	4.60	(1.55)	2.12
Net increase (decrease) from investment operations	0.74	0.08	(0.21)	(3.32)	4.64	(1.60)	2.15
Distributions(b)
From net investment income	(0.07)	(0.16)	(0.08)	(0.07)	(0.06)	—	(0.02)
From net realized gain	—	—	—	(2.80)	—	—	—
Total distributions	(0.07)	(0.16)	(0.08)	(2.87)	(0.06)	—	(0.02)
Net asset value, end of period	$9.42	$8.75	$8.83	$9.12	$15.31	$10.73	$12.33
Total Return(c)
Based on net asset value	8.43%(d)	0.90%	(2.23)%	(25.72)%	43.35%	(12.98)%(d)	21.14%
Ratios to Average Net Assets(e)
Total expenses	1.79%(f)	1.96%	2.27%	1.75%	1.59%	1.77%(f)(g)	1.73%
Total expenses after fees waived and/or reimbursed	1.36%(f)	1.36%	1.36%	1.56%	1.59%	1.77%(f)(g)	1.73%
Net investment income (loss)	1.12%(f)	0.95%	0.50%	0.38%	0.31%	(1.21)%(f)	0.27%
Supplemental Data
Net assets, end of period (000)	$417	$371	$413	$631	$982	$844	$1,115
Portfolio turnover rate	21%	52%	58%	139%(h)	81%(h)	13%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)
Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.94%.

(h)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Emerging Markets Fund, Inc., BlackRock Funds VII, Inc. (each, a "Corporation" or collectively, the “Corporations”) and BlackRock Unconstrained Equity Fund are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Corporations are each organized as a Maryland corporation and BlackRock Unconstrained Equity Fund is organized as a Delaware statutory trust. BlackRock Sustainable Emerging Markets Equity Fund is a series of BlackRock Funds VII, Inc. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock Emerging Markets Fund, Inc.	BlackRock Emerging Markets Fund, Inc.	Emerging Markets	Diversified
BlackRock Unconstrained Equity Fund	BlackRock Unconstrained Equity Fund	Unconstrained Equity	Non-diversified
BlackRock Funds VII, Inc.	BlackRock Sustainable Emerging Markets Equity Fund	Sustainable Emerging Markets Equity	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Board of Directors of Emerging Markets and Sustainable Emerging Markets Equity and the Board of Trustees of Unconstrained Equity are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Emerging Markets
Citigroup Global Markets, Inc.	$ 3,199,554	$ (3,199,554)	$ —	$ —
Goldman Sachs & Co. LLC	418,659	(418,659)	—	—
J.P. Morgan Securities LLC	2,735,804	(2,735,804)	—	—
Jefferies LLC	237,969	(237,969)	—	—
Morgan Stanley	18,299,843	(18,299,843)	—	—
SG Americas Securities LLC	1,839,709	(1,839,709)	—	—
	$ 26,731,538	$ (26,731,538)	$ —	$ —
Unconstrained Equity
Morgan Stanley	$ 5,667,750	$ (5,664,489)	$ —	$ 3,261
Sustainable Emerging Markets Equity
Morgan Stanley	$ 403,498	$ (403,498)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to each Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	Emerging Markets	Unconstrained Equity	Sustainable Emerging Markets Equity
First $1 billion	0.81%	0.80%	0.60%
$1 billion — $3 billion	0.76	0.75	0.56
$3 billion — $5 billion	0.73	0.72	0.54
$5 billion — $10 billion	0.70	0.70	0.52
Greater than $10 billion	0.69	0.68	0.51
With respect to Emerging Markets and Sustainable Emerging Markets Equity, the Manager entered into separate sub-advisory agreements with BlackRock Asset Management North Asia Limited (“BAMNA”) and with respect to Emerging Markets, Unconstrained Equity and Sustainable Emerging Markets Equity, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), each an affiliate of the Manager. The Manager pays BAMNA and BIL for services they provide for that portion of each Fund for which BAMNA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:  The Funds entered into a Distribution Agreement and Distribution and Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	Emerging Markets		Unconstrained Equity		Sustainable Emerging Markets Equity
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Investor A	0.25%	N/A	0.25%	N/A	0.25%	N/A
Investor C	0.25	0.75%	0.25	0.75%	N/A	N/A
Class R	N/A	N/A	0.25	0.25	0.25	0.25%

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Investor A	Investor C	Class R	Total
Emerging Markets	$ 372,711	$ 38,335	$ —	$ 411,046
Unconstrained Equity	312,164	18,845	1,956	332,965
Sustainable Emerging Markets Equity	49,524	—	1,012	50,536
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 5,876	$ 5,762	$ 634	$ 1,502	$ —	$ 13,774
Unconstrained Equity	722	2,324	150	—	15	3,211
Sustainable Emerging Markets Equity	2,759	1,520	—	20	18	4,317
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 3,035,449	$ 379,057	$ 9,350	$ 19,388	$ —	$ 3,443,244
Unconstrained Equity	482,602	89,149	3,355	286	535	575,927
Sustainable Emerging Markets Equity	28,522	31,900	—	112	723	61,257
Other Fees:  For the six months ended October 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
Emerging Markets	$ 1,737
Unconstrained Equity	10,650
Sustainable Emerging Markets Equity	91
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
Emerging Markets	$ 192	$ 246
Unconstrained Equity	371	1,483
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of a Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 89,682
Unconstrained Equity	2,635
Sustainable Emerging Markets Equity	542
With respect to each Fund, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended October 31, 2024, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Investor C	Class K	Class R
Emerging Markets	0.86%	1.11%	1.86%	0.81%	— %
Unconstrained Equity	0.95	1.20	1.95	0.90	1.45
Sustainable Emerging Markets Equity	0.86	1.11	—	0.81	1.36
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Emerging Markets	$ 343,258
Sustainable Emerging Markets Equity	48,833
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager—class specific in the Statements of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
Emerging Markets	$ 2,106,790	$ 304,515	$ 7,433	$ 19,388	$ —	$ 2,438,126
Unconstrained Equity	26,823	—	1,173	19	87	28,102
Sustainable Emerging Markets Equity	19,019	21,995	—	112	621	41,747
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended October 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Fund Name	Amounts
Emerging Markets	$ 8,949
Unconstrained Equity	846
Sustainable Emerging Markets Equity	455
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Sustainable Emerging Markets Equity and Unconstrained Equity are currently permitted to borrow and lend under the Interfund Lending Program. Emerging Markets is currently permitted to borrow under the Interfund Lending Program.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Emerging Markets	$ 3,369,386,404	$ 3,658,226,182
Unconstrained Equity	484,264,896	275,762,056
Sustainable Emerging Markets Equity	15,799,471	23,035,506
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
Emerging Markets	$ (1,162,702,702)
Unconstrained Equity	(19,332,029)
Sustainable Emerging Markets Equity	(18,450,791)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets	$ 4,477,470,316	$ 665,659,087	$ (524,045,830)	$ 141,613,257
Unconstrained Equity	1,252,681,550	143,920,077	(37,215,547)	106,704,530
Sustainable Emerging Markets Equity	65,632,211	17,783,179	(5,964,051)	11,819,128
9.
BANK BORROWINGS
Each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements  and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Emerging Markets
Institutional
Shares sold	21,014,336	$ 525,759,009	63,990,594	$ 1,507,298,100
Shares issued in reinvestment of distributions	450,158	11,312,470	1,994,749	46,902,995
Shares redeemed	(31,008,230)	(777,922,882)	(76,545,212)	(1,803,207,961)
	(9,543,736)	$ (240,851,403)	(10,559,869)	$ (249,006,866)
Investor A
Shares sold and automatic conversion of shares	1,095,263	$ 26,409,016	2,948,276	$ 66,787,092
Shares issued in reinvestment of distributions	40,177	969,886	189,218	4,278,180
Shares redeemed	(1,804,891)	(43,492,096)	(4,216,192)	(95,404,261)
	(669,451)	$ (16,113,194)	(1,078,698)	$ (24,338,989)
Investor C
Shares sold	17,866	$ 356,325	29,195	$ 545,805
Shares issued in reinvestment of distributions	694	13,858	5,037	94,551
Shares redeemed and automatic conversion of shares	(59,181)	(1,181,129)	(158,713)	(2,963,483)
	(40,621)	$ (810,946)	(124,481)	$ (2,323,127)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Emerging Markets (continued)
Class K
Shares sold	7,314,873	$ 182,157,547	12,826,646	$ 299,397,803
Shares issued in reinvestment of distributions	165,120	4,151,106	699,892	16,451,926
Shares redeemed	(10,482,818)	(261,919,193)	(13,997,184)	(334,166,780)
	(3,002,825)	$ (75,610,540)	(470,646)	$ (18,317,051)
	(13,256,633)	$ (333,386,083)	(12,233,694)	$ (293,986,033)

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Unconstrained Equity
Institutional
Shares sold	31,022,585	$ 440,825,886	63,903,892	$ 859,049,060
Shares redeemed	(22,876,095)	(324,800,344)	(4,716,692)	(61,303,234)
	8,146,490	$ 116,025,542	59,187,200	$ 797,745,826
Investor A
Shares sold and automatic conversion of shares	1,563,116	$ 22,192,620	2,927,183	$ 38,325,233
Shares redeemed	(1,252,338)	(17,697,370)	(2,178,913)	(27,207,082)
	310,778	$ 4,495,250	748,270	$ 11,118,151
Investor C
Shares sold	49,866	$ 703,828	202,044	$ 2,530,912
Shares redeemed and automatic conversion of shares	(56,528)	(793,508)	(67,354)	(836,873)
	(6,662)	$ (89,680)	134,690	$ 1,694,039
Class K(a)
Shares sold	7,536,595	$ 106,505,031	—	$ —
Shares redeemed	(156,595)	(2,219,379)	—	—
	7,380,000	$ 104,285,652	—	$ —
Class R
Shares sold	11,693	$ 163,861	37,829	$ 509,327
Shares redeemed	(11)	(166)	(15,981)	(209,898)
	11,682	$ 163,695	21,848	$ 299,429
	15,842,288	$ 224,880,459	60,092,008	$ 810,857,445

(a)	The share class commenced operations on May 14, 2024.

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Sustainable Emerging Markets Equity
Institutional
Shares sold	49,803	$ 675,534	107,916	$ 1,379,254
Shares issued in reinvestment of distributions	14,366	191,503	42,892	547,087
Shares redeemed	(203,426)	(2,713,667)	(365,580)	(4,615,008)
	(139,257)	$ (1,846,630)	(214,772)	$ (2,688,667)
Investor A
Shares sold	20,644	$ 269,219	53,670	$ 671,631
Shares issued in reinvestment of distributions	13,903	182,130	41,836	526,052
Shares redeemed	(311,331)	(4,083,829)	(563,755)	(7,010,844)
	(276,784)	$ (3,632,480)	(468,249)	$ (5,813,161)
Class K
Shares sold	8,377	$ 111,173	22,926	$ 289,044
Shares issued in reinvestment of distributions	432	5,743	1,273	16,214
Shares redeemed	(13,888)	(184,461)	(43,323)	(558,147)
	(5,079)	$ (67,545)	(19,124)	$ (252,889)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Sustainable Emerging Markets Equity (continued)
Class R
Shares sold	2,037	$ 18,587	14,230	$ 124,836
Shares issued in reinvestment of distributions	310	2,857	736	6,556
Shares redeemed	(475)	(4,376)	(19,360)	(168,585)
	1,872	$ 17,068	(4,394)	$ (37,193)
	(419,248)	$ (5,529,587)	(706,539)	$ (8,791,910)
12.
FOREIGN WITHHOLDINGS TAX CLAIMS
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.  Assuming there are sufficient foreign taxes paid which Emerging Markets is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of October 31, 2024, and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
Unconstrained Equity	3,544
Sustainable Emerging Markets Equity	10,701
13.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Funds VII, Inc. is paid by BlackRock Emerging Markets Fund, Inc., BlackRock Unconstrained Equity Fund and BlackRock Funds VII, Inc., on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited (a)
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
(a) For Emerging Markets and Sustainable Emerging Markets Equity.
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors of BlackRock Emerging Markets Fund, Inc. (“Emerging Markets Fund”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Emerging Markets Fund Advisory Agreement”) between Emerging Markets Fund and BlackRock Advisors, LLC (the “Manager”), its investment advisor. The Board of Directors of Emerging Markets Fund also considered the approval to continue the sub-advisory agreement (the “Emerging Markets Fund BAMNA Sub-Advisory Agreement”) between the Manager and BlackRock Asset Management North Asia Limited (“BAMNA”) and the sub-advisory agreement (the “Emerging Markets Fund BIL Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (“BIL” and, together with BAMNA, the “Sub-Advisors” and, each individually, a “Sub-Advisor”), each with respect to Emerging Markets Fund.
The Board of Directors of BlackRock Funds VII, Inc. (the “Corporation”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Corporation Advisory Agreement”) between the Corporation, on behalf of BlackRock Sustainable Emerging Markets Equity Fund (“Sustainable Emerging Markets Equity Fund”), and the Manager, its investment advisor. The Board of the Corporation also considered the approval to continue the sub-advisory agreement (the “Sustainable Emerging Markets Equity Fund BAMNA Sub-Advisory Agreement”) between the Manager and BAMNA and the sub-advisory agreement (the “Sustainable Emerging Markets Equity Fund BIL Sub-Advisory Agreement”) between the Manager and BIL, each with respect to Sustainable Emerging Markets Equity Fund.
The Board of Trustees of BlackRock Unconstrained Equity Fund (“Unconstrained Equity Fund”) met on April 16, 2024 and May 16-17, 2024 to consider the approval to continue the investment advisory agreement (the “Unconstrained Equity Fund Advisory Agreement”) between Unconstrained Equity Fund and the Manager, its investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Unconstrained Equity Fund Sub-Advisory Agreement”) between the Manager and BIL with respect to Unconstrained Equity Fund.
Emerging Markets Fund, Sustainable Emerging Markets Equity Fund and Unconstrained Equity Fund are referred to herein individually as a “Fund” or collectively as the “Funds.” The Manager, BAMNA and BIL are referred to herein as “BlackRock.” The Emerging Markets Fund Advisory Agreement, the Emerging Markets Fund BAMNA Sub-Advisory Agreement, the Emerging Markets Fund BIL Sub-Advisory Agreement, the Corporation Advisory Agreement, the Sustainable Emerging Markets Equity Fund BAMNA Sub-Advisory Agreement, the Sustainable Emerging Markets Equity Fund BIL Sub-Advisory Agreement, the Unconstrained Equity Fund Advisory Agreement and the Unconstrained Equity Fund Sub-Advisory Agreement are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity: (a) the Board of Directors of Emerging Markets Fund, the Board of Directors of the Corporation and the Board of Trustees of Unconstrained Equity Fund are referred to herein individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members”; and (b) the meetings held on April 16, 2024 are referred to as the “April Meeting” and the meetings held on May 16-17, 2024 are referred to as the “May Meeting.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), each Board considers the approval of the continuation of the pertinent Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the pertinent Fund or, with respect to Sustainable Emerging Markets Equity Fund, the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). Each Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. Each Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of each Board similarly met throughout the year. Each Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, each Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to each Board in response to specific questions from the Board. Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s or, with respect to Sustainable Emerging Markets Equity Fund, the Corporation’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, each Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, each Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of the pertinent Fund. Each Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to each Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, each Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
Each Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the applicable Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Funds
Each Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, each Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). Each Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

In evaluating performance, the Boards focused particular attention on funds with less favorable performance records. Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board of Trustees of BlackRock Unconstrained Equity Fund noted that for each of the one-, three- and five-year periods reported, Unconstrained Equity Fund ranked in the first quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board of Directors of Emerging Markets Fund noted that for the one-, three- and five-year periods reported, Emerging Markets Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
The Board of Directors of the Corporation noted that for each of the one-, three-, and five-year periods reported, Sustainable Emerging Markets Equity Fund ranked in the third quartile against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Boards considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Boards further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board of Directors of Emerging Markets Fund and the Board of Directors of the Corporation noted, respectively, that Emerging Markets Fund’s and Sustainable Emerging Markets Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board of Trustees of BlackRock Unconstrained Equity Fund noted that Unconstrained Equity Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

D. Economies of Scale
Each Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or implementation of fee waivers and/or expense caps, as applicable. Each Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Boards noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of Emerging Markets Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Emerging Markets Fund Advisory Agreement between the Manager and Emerging Markets Fund, (ii) the Emerging Markets Fund BAMNA Sub-Advisory Agreement between the Manager and BAMNA with respect to Emerging Markets Fund and (iii) the Emerging Markets Fund BIL Sub-Advisory Agreement between the Manager and BIL with respect to Emerging Markets Fund, each for a one-year term ending June 30, 2025.
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Corporation, including the Independent Board Members, unanimously approved the continuation of (i) the Corporation Advisory Agreement between the Manager and the Corporation, on behalf of Sustainable Emerging Markets Equity Fund, (ii) the Sustainable Emerging Markets Equity Fund BAMNA Sub-Advisory Agreement between the Manager and BAMNA with respect to Sustainable Emerging Markets Equity Fund and (iii) the Sustainable Emerging Markets Equity Fund BIL Sub-Advisory Agreement between the Manager and BIL with respect to Sustainable Emerging Markets Equity Fund, each for a one-year term ending June 30, 2025.
At the May Meeting, as a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of Unconstrained Equity Fund, including the Independent Board Members, unanimously approved the continuation of (i) the Unconstrained Equity Fund Advisory Agreement between the Manager and Unconstrained Equity Fund and (ii) the Unconstrained Equity Fund Sub-Advisory Agreement between the Manager and BIL with respect to Unconstrained Equity Fund, both for a one-year term ending June 30, 2025.
Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Boards, including the Independent Board Members, were satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

Glossary of Terms Used in this Report

Currency Abbreviation
CNH	Chinese Yuan
USD	United States Dollar

2024 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds VII, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds VII, Inc.

Date: December 20, 2024